Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes
Income Taxes

11.Income Taxes

For the three and six months ended June 30, 2025 and 2024, there was no current or deferred income tax expense or benefit due to the Company’s current year losses and full valuation allowance. As of June 30, 2025, the Company evaluated all available evidence and concluded that a valuation allowance is still required against its net deferred tax assets because it is more likely than not they will not be realized in the foreseeable future.

12.Income Taxes

During the years ended December 31, 2024 and 2023, the Company did not record a provision for income taxes because it has incurred net operating losses since inception and maintains a full valuation allowance against its deferred tax assets. The Company’s entire pre-tax loss for the years ended December 31, 2024 and 2023 were from U.S. operations and resulted in no tax expense or benefit.

A reconciliation of the Company’s total tax using the statutory income tax rate to the Company’s total tax using their effective income tax rate is as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Income tax at U.S. federal statutory rate	$(6,173)	$(3,643)
State taxes, net of federal benefit	—	—
Valuation allowance	5,735	3,604
Other	438	39
Total income tax	$—	$—

The Company’s significant components of deferred tax assets are as follows (in thousands):

	As of December 31,
	2024	2023
Federal net operating loss carryforwards	$9,903	$7,235
Capitalized research and development expense	8,652	5,665
Tax credits	417	417
Other	180	100
Net deferred tax assets before valuation allowance	19,152	13,417
Valuation allowance	(19,152)	(13,417)
Net deferred tax assets after valuation allowance	$—	$—

As of December 31, 2024 and 2023, the Company had a federal net operating loss, or NOL, carryforward of $47.2 million and $34.5 million, respectively. Of the federal net operating loss carryforwards, $0.4 million expires in 2037 and $46.8 million may be carried forward indefinitely.

As of December 31, 2024, the Company also has federal tax credits of $0.4 million, which begin to expire in 2039.

The future realization of tax benefits from existing temporary differences and tax attributes ultimately depends on the existence of sufficient future taxable income within the carryforward period. In assessing the realization of its deferred tax assets, the Company considered whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The Company considered projected future taxable income, scheduled reversal of deferred tax liabilities, and tax planning strategies in making this assessment. As of December 31, 2024, after consideration of all available evidence, both positive and negative, the Company maintained a full valuation allowance against its net deferred tax assets because it is more likely than not they will not be realized in the future. The change in the valuation allowance between the years ended December 31, 2024 and 2023 was an increase of $5.7 million.

The future realization of the Company’s net operating loss carryforwards and other tax attributes may also be limited by the change in ownership rules under the U.S. Internal Revenue Code Section 382. Under Section 382, if a corporation undergoes an ownership change (as defined), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether an ownership changed has occurred or whether there have been multiple ownership changes.

The Company files income tax returns in the US federal and Texas. Therefore, the Company is subject to tax examination by various US taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. As of December 31, 2024, tax years from 2021 to present remain open to examination by the Company’s relevant taxing jurisdictions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.

The calculation and assessment of the Company’s income tax exposures generally involve the uncertainties in the application of complex tax laws and regulations for US federal and state jurisdictions. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation, on the basis of the technical merits. As of December 31, 2024, the Company has not recorded any liabilities or interest and penalties related to uncertain tax positions in its financial statements. The Company recognizes accrued interest and penalties, if any, related to uncertain tax positions in tax expense in its financial statements.